Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Income Statement [Abstract]
Unrealized gain (loss) arising during period, tax	$ 102	$ 11
Cost of revenue impairment	$ 25,207	$ 18,731